Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,688,186.11

Principal:
Principal Collections	$16,647,375.04
Prepayments in Full	$8,386,446.82
Liquidation Proceeds	$404,969.07
Recoveries	$57,840.13
Sub Total	$25,496,631.06
Collections	$27,184,817.17

Purchase Amounts:
Purchase Amounts Related to Principal	$274,342.53
Purchase Amounts Related to Interest	$1,496.38
Sub Total	$275,838.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,460,656.08

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,460,656.08
Servicing Fee	$435,416.00	$435,416.00	$0.00	$0.00	$27,025,240.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,025,240.08
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,025,240.08
Interest - Class A-3 Notes	$162,036.82	$162,036.82	$0.00	$0.00	$26,863,203.26
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$26,761,268.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,761,268.26
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$26,704,660.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,704,660.43
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$26,662,506.10
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,662,506.10
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$26,605,646.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,605,646.77
Regular Principal Payment	$24,689,796.04	$24,689,796.04	$0.00	$0.00	$1,915,850.73
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,915,850.73
Residual Released to Depositor	$0.00	$1,915,850.73	$0.00	$0.00	$0.00
Total		$27,460,656.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,689,796.04
Total					$24,689,796.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,689,796.04	$52.35	$162,036.82	$0.34	$24,851,832.86	$52.69
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$24,689,796.04	$16.46	$419,593.31	$0.28	$25,109,389.35	$16.74

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$290,215,198.05	0.6153842	$265,525,402.01	0.5630310
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$503,345,198.05	0.3356239	$478,655,402.01	0.3191611

Pool Information
Weighted Average APR	3.996%	3.990%
Weighted Average Remaining Term	35.01	34.19
Number of Receivables Outstanding	36,052	35,202
Pool Balance	$522,499,197.13	$496,504,165.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$503,547,690.36	$478,655,402.01
Pool Factor	0.3421739	0.3251503

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$17,848,763.87
Targeted Overcollateralization Amount	$17,848,763.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,848,763.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$281,897.79
(Recoveries)		91	$57,840.13
Net Loss for Current Collection Period			$224,057.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5146%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7838%
Second Preceding Collection Period			0.4916%
Preceding Collection Period			0.5375%
Current Collection Period			0.5277%
Four Month Average (Current and Preceding Three Collection Periods)			0.5851%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,405	$7,164,485.70
(Cumulative Recoveries)			$690,646.09
Cumulative Net Loss for All Collection Periods			$6,473,839.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4240%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,104.11
Average Net Loss for Receivables that have experienced a Realized Loss			$1,901.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.93%	544	$9,572,052.10
61-90 Days Delinquent	0.23%	59	$1,124,268.50
91-120 Days Delinquent	0.08%	17	$379,554.35
Over 120 Days Delinquent	0.15%	34	$749,534.10
Total Delinquent Receivables	2.38%	654	$11,825,409.05

Repossession Inventory:
Repossessed in the Current Collection Period		22	$483,958.64
Total Repossessed Inventory		29	$601,013.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2625%
Preceding Collection Period			0.2524%
Current Collection Period			0.3125%
Three Month Average			0.2758%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer